Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Composition of Net Loans Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 124,971	$ 108,108
Deferred loan fees and costs	(492)	(280)
Allowance for loan losses	(1,148)	(941)	(860)
Net Loans	123,331	106,887
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,085	8,900
Allowance for loan losses	(75)	(59)	(77)
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	48,554	43,489
Allowance for loan losses	(418)	(424)	(368)
One-to-Four Family Residential [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	55,639	52,389
Multi-family, Five or More Residential [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,132	6,023
Allowance for loan losses	(60)	(36)	(20)
Commercial Real Estate [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	35,523	25,863
Commercial Lines of Credit [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,623	1,880
Home Equity Line of Credit [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,961	5,682
Allowance for loan losses	(46)	(50)	(68)
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	749	186
Other Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	41	47
Commercial Real Estate Construction Financing Receivable [Member] | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	14,303	16,038
Allowance for loan losses	(122)	(96)	(63)
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 124,181	$ 107,875